Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Quarterly Financial Information Disclosure [Abstract]
Total Income	$ 135,339	$ 129,300	$ 132,630	$ 133,284	$ 135,077	$ 135,011	$ 132,351	$ 131,258	$ 530,553	$ 533,697	$ 516,291
Interest expense	28,486	28,735	28,750	31,101	31,684	31,732	31,715	32,946	117,072	128,077	136,159
Net interest income	106,853	100,565	103,880	102,183	103,393	103,279	100,636	98,312	413,481	405,620	380,132
Provision (reversal) for loan losses	219	(1,932)	(3,949)	(5,500)	(3,465)	(3,000)	(4,336)	(4,600)	(11,162)	(15,401)	1,350
Other operating income (REO expense)	16,719	14,999	12,314	5,695	10,808	6,016	7,255	3,837
Other operating expense	57,208	56,719	57,324	53,600	54,537	53,293	52,059	44,120	224,851	204,009	164,240
Income before income taxes	66,145	60,777	62,819	59,778	63,129	59,002	60,168	62,629	249,519	244,928	234,616
Income taxes	23,647	21,727	22,458	21,371	22,568	21,092	21,511	22,393	89,203	87,564	83,111
NET INCOME	$ 42,498	$ 39,050	$ 40,361	$ 38,407	$ 40,561	$ 37,910	$ 38,657	$ 40,236	$ 160,316	$ 157,364	$ 151,505
Basic earnings per share (in dollars per share)	$ 0.46	$ 0.41	$ 0.42	$ 0.39	$ 0.41	$ 0.38	$ 0.38	$ 0.39	$ 1.68	$ 1.56	$ 1.45
Diluted earnings per share (in dollars per share)	0.45	0.41	0.42	0.39	0.41	0.37	0.38	0.39	$ 1.67	$ 1.55	$ 1.45
Cash dividends per share (in dollars per share)	$ 0.13	$ 0.13	$ 0.13	$ 0.15	$ 0.11	$ 0.10	$ 0.10	$ 0.10
Return of average assets	1.17%	1.08%	1.11%	1.05%	1.10%	1.04%	1.07%	1.19%